Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income	$ 92,329	$ 88,297
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	37	0
Depreciation expense	11,413	11,582
Reduction in carrying value of operating right-of-use assets	7,328	7,446
Amortization of intangibles	4,909	3,915
Amortization of government grants	(11)	(11)
Interest on short term investments	0	(268)
Interest on non-current operating lease liability	493	689
Realized gain on sale of short term investments	(232)	0
Loss/(gain) on re-measurement of financial assets	200	(500)
Stock compensation expense	6,069	7,079
Amortization of interest rate hedge	(241)	(231)
Amortization of financing costs	119	137
Deferred taxes	(1,708)	(1,356)
Changes in assets and liabilities:
Decrease in accounts receivable	2,869	3,545
Increase in unbilled revenue	(24,038)	(79,478)
Decrease in other receivables	5,782	398
Increase in prepayments and other current assets	(956)	(2,187)
Decrease/(increase) in other non-current assets	2,466	(4,421)
Increase in unearned revenue	19,232	43,957
Increase in other current liabilities	19,711	16,432
Decrease in operating lease liabilities	(7,947)	(8,688)
Increase/(decrease) in other non-current liabilities	529	(13)
Increase in income taxes payable	5,304	2,907
(Decrease)/increase in accounts payable	(897)	5,403
Net cash provided by operating activities	142,760	94,634
Cash flows from investing activities:
Purchase of property, plant and equipment	(11,311)	(7,034)
Purchase of subsidiary undertakings	(47,333)	(42,349)
Cash acquired with subsidiary undertaking	10,170	686
Purchase of available for sale investments	0	(81)
Sale of available for sale investments	47,903	239
Purchase of investments in equity - long term	(187)	(2,019)
Net cash used in investing activities	(758)	(50,558)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	867	3,391
Share issue costs	(3)	(4)
Repurchase of ordinary shares	(175,000)	(25,000)
Share repurchase costs	(140)	(20)
Net cash used in financing activities	(174,276)	(21,633)
Effect of exchange rate movements on cash	(5,663)	(656)
Net (decrease)/increase in cash and cash equivalents	(37,937)	21,787
Cash and cash equivalents at beginning of period	520,309	395,851
Cash and cash equivalents at end of period	$ 482,372	$ 417,638